GS Mortgage-Backed Securities Trust 2024-PJ4 ABS-15G

Exhibit 99.4 - Schedule 7

Rating Agency Exceptions Report: 3/7/2024

Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXX	XXXXXXXXXX	XXXX	Purchase	Owner Occupied	PUD	XXXX		XXXX	XXXX	XXXXXXXXXX	XXXX	Credit	1008	Form 1008 document in the loan file was not signed, and this must be signed for a manually underwritten loan. Please provide a copy of the complete, signed Uniform Underwriting Transmittal Summary (Form 1008) for our review.	03/03/2022 Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXX	XXXXXXXXXX	XXXX	Purchase	Owner Occupied	PUD	XXXX		XXXX	XXXX	XXXXXXXXXX	XXXX	Credit	Credit - Inquiries	Credit report reflects inquiries that are not addressed/explained. The Originator should include a step in the underwriting process to verify that any credit inquiries listed on the credit report did not result in a new credit account opened by the Borrower. If the Borrower opened a new credit account, it must be considered in the determination of the Borrower’s capacity to repay the Mortgage.	03/03/2022 Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXX	XXXXXXXXXX	XXXX	Purchase	Owner Occupied	PUD	XXXX		XXXX	XXXX	XXXXXXXXXX	XXXX	Credit	Note	Note is not materially correct. Page 4 of the Note is missing from the loan file. Please provide a copy of the fully executed Note for our review.	03/03/2022 Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXX	XXXXXXXXXX	XXXX	Purchase	Owner Occupied	PUD	XXXX		XXXX	XXXX	XXXXXXXXXX	XXXX	Compliance	Rate Lock	Evidence of the Rate Lock date is not in the loan file. Date of the Rate Lock must be documented in the loan file.	03/03/2022 Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
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